INCOME TAXES - Deferred Tax Balances - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Net operating loss which expire over various tax years, tax effected, not expected to be realized	$ 11.4
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carried forward indefinitely	35.8
Net operating loss which expire over various tax years, tax effected	7.5
State
Operating Loss Carryforwards [Line Items]
Net operating loss carried forward indefinitely, tax effected	18.4	$ 292.2
Net operating loss which expire over various tax years, tax effected, not expected to be realized	14.7
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss which expire over various tax years	241.8
Net operating loss which expire over various tax years, tax effected	56.5
Net operating loss which expire over various tax years, tax effected, not expected to be realized	$ 56.5